UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares		Security Description	Value
		EXCHANGE TRADED FUNDS - 93.6%
		Emerging Market Equity - 12.0%
36,037		iShares Core MSCI Emerging Markets ETF	$1,823,112
21,801		iShares MSCI Emerging Markets Small-Cap ETF	938,315
33,678		iShares MSCI India Small-Cap ETF	1,267,977
70,562		Schwab Emerging Markets Equity ETF	1,819,088
			5,848,492
		Emerging Market Government Debt - 6.0%
99,046		Invesco Emerging Markets Sovereign Debt ETF	2,956,523
		Global Equity - 2.7%
49,457		iShares MSCI Global Metals & Mining Producers ETF	1,332,371
		High Yield Emerging Market Debt - 8.5%
122,678		VanEck Vectors Emerging Markets High Yield Bond ETF	2,952,860
35,928		VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,206,462
			4,159,322
		International Developed Equity - 10.7%
17,801		Alpha Architect International Quantitative Momentum ETF	472,261
83,499		Vanguard FTSE Europe ETF	4,741,908
			5,214,169
		U.S. Corporate Debt - 5.2%
24,157		Vanguard Long-Term Corporate Bond ETF	2,542,524
		U.S. Equity - 32.3%
14,602		Alpha Architect US Quantitative Momentum ETF	501,608
16,057		Alpha Architect US Quantitative Value ETF	457,464
19,477		Alpha Architect Value Momentum Trend ETF	475,560
26,647		SPDR S&P Global Natural Resources ETF	1,129,833
71,465		VanEck Vectors Junior Gold Miners ETF	2,968,656
21,134		Vanguard Energy ETF	1,518,901
10,490		Vanguard Growth ETF	1,970,756
16,367		Vanguard S&P 500 ETF	4,839,558
11,777		Vanguard Small-Cap ETF	1,911,407
			15,773,743
		U.S. Government Debt - 16.2%
17,899		PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	2,652,632
36,820		Vanguard Extended Duration Treasury ETF	5,279,620
			7,932,252
		TOTAL EXCHANGE TRADED FUNDS (Cost $45,387,429)	45,759,396
Principal Amount
		U.S. GOVERNMENT BONDS - 5.3%
		United States Treasury Inflation Indexed Bonds
2,165,936		02/15/2049, 1.000%	2,605,226
		TOTAL U.S. GOVERNMENT BONDS (Cost $2,434,576)	2,605,226

Shares
		SHORT-TERM INVESTMENTS - 1.1%
535,562		First American Treasury Obligations Fund, Class X, 1.50% (a)	535,562
		TOTAL SHORT-TERM INVESTMENTS (Cost $535,562)	535,562
		TOTAL INVESTMENTS - 100.0% (Cost $48,357,567)	48,900,184
		Liabilities in Excess of Other Assets - (0.0)% (b)	(7,553)
		NET ASSETS - 100.0%	$48,892,631

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Adviser.
	(a)	Annualized seven-day yield as of January 31, 2020.
	(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$45,759,396	$-	$-	$45,759,396
U.S. Government Bonds	–	2,605,226	-	2,605,226
Short-Term Investments	535,562	-	-	535,562
Total Investments in Securities	$46,294,958	$2,605,226	$-	$48,900,184
^See Schedule of Investments for further disaggregation of investment categories.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/30/2020

* Print the name and title of each signing officer under his or her signature.